Sale of Patents	3 Months Ended
Aug. 31, 2012
Sale of Patents
Sale of Patents

F. Sale of Patents

In June 2012, the Company sold to an unrelated third party (the “Buyer”) its rights, title and interests in three of its U.S. patents (the “Patents”) all entitled Method and System for Design and Drafting in exchange for a non-refundable, initial royalty payment of $200,000 (the “Initial Payment”). These Patents were derived from our development work related to our CADRA product line and the inventions are a key, time saving feature within that technology offering. The Company received a limited, non-exclusive, royalty-free license under the Patents to make, use, offer to sell, or sell our products or services.

The agreement gives the Buyer complete control over what, if any, actions shall be taken in the future to monetize the Patents through licensing, sale, enforcement or other means. In the event whereby monies are derived from the Patents, the Company is due 30% of the net proceeds (the “Net Proceeds”), as defined in the agreement. The Initial Payment shall be reimbursable from Net Proceeds to the extent any are due. There can be no assurance that the Company will derive any additional monies from the Patents, however.

The sale of the Patents is a multiple element arrangement as defined under ASC 605 and, as such, the Company allocated the Initial Payment between the sale of the Patents that were delivered during the fiscal quarter and support services that were undelivered. Support services include being available to the Buyer to assist them should they require such assistance in licensing or pursuing other means of monetizing the Patents to third parties. The allocation of the Initial Payment to the patent and support services elements was based on management’s best estimate of the selling price of each element. The Initial Payment was allocated as follows: Patents - $190,000; and Support Services - $10,000. Additional monies due the Company in the form of royalties from its 30% share of Net Proceeds will be recorded in the quarterly period in which the Buyer notifies the Company such payments are due. Such notification and payment, if any, are due thirty calendar days after the end of each calendar quarter. The revenue allocated to support services has been deferred and will be recognized as revenue when the services are performed.

Subsequent to the end of the quarter, the agreement was amended to include two other U.S. patents (“Additional Patents”) entitled Product Development System and Method Using Integrated Process and Data Management. These Additional Patents were derived from the development work related to our ProductCenter product line and are a core and essential capability within that product offering. The Company received a limited, non-exclusive, royalty-free license under the Additional Patents to make, use, offer to sell or sell our products or services. As a result of the amendment, the Initial Payment was increased by $100,000. There can be no assurance that the Company will derive any other monies from the Additional Patents, however.

The Company retained its three U.S. patent applications that it acquired or filed since the Recapitalization Transaction in March 2011. These patent applications were not included in the above described agreement. The Company expects to be actively engaged with the U.S. Patent and Trademark Office for the foreseeable future with regard to those filings.